Federated Hermes MDT Mid Cap Growth Fund
(formerly, Federated MDT Mid Cap Growth Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—3.1%
11,004	[1]	AMC Networks, Inc.	$254,192
4,210		Cable One, Inc.	7,672,978
22,389	[1]	Spotify Technology SA	5,772,332
9,661	[1]	Take-Two Interactive Software, Inc.	1,584,597
21,243	[1]	TripAdvisor, Inc.	429,746
16,008	[1]	Zynga, Inc.	157,359
		TOTAL	15,871,204
		Consumer Discretionary—11.9%
3,110	[1]	AutoZone, Inc.	3,755,076
4,057	[1,2]	Carvana Co.	628,632
42,846	[1]	Chegg, Inc.	3,469,241
2,983	[1]	Chipotle Mexican Grill, Inc.	3,445,842
16,152		Dollar General Corp.	3,075,341
25,775		Domino's Pizza, Inc.	9,964,873
59,248	[1]	Etsy, Inc.	7,013,778
19,804	[1]	Lululemon Athletica, Inc.	6,447,985
8,166	[1]	O'Reilly Automotive, Inc.	3,898,285
41,245	[1]	Ollie's Bargain Outlet Holding, Inc.	4,334,850
4,949		Pool Corp.	1,567,348
6,555		The Wendy's Co.	151,945
8,022		Tractor Supply Co.	1,145,060
16,065	[1]	Ulta Beauty, Inc.	3,100,384
414,682	[1]	Under Armour, Inc., Class A	4,362,455
17,202	[1,2]	Wayfair, Inc.	4,577,280
		TOTAL	60,938,375
		Consumer Staples—4.6%
36,226		Church and Dwight, Inc.	3,489,651
32,298		Clorox Co.	7,638,800
83,284		Energizer Holdings, Inc.	4,175,027
20,305	[1]	Grocery Outlet Holding Corp.	893,217
19,104		Hershey Foods Corp.	2,777,913
4,602		Nu Skin Enterprises, Inc., Class A	206,400
150,862	[1]	Sprouts Farmers Market, Inc.	3,979,739
260	[1,2]	The Boston Beer Co., Inc., Class A	210,714
		TOTAL	23,371,461
		Energy—0.1%
23,331		Cabot Oil & Gas Corp., Class A	436,290
		Financials—4.8%
318		Alleghany Corp.	166,098
92,280	[1]	Arch Capital Group Ltd.	2,837,610
1,665		Cboe Global Markets, Inc.	146,020
29,550		MSCI, Inc., Class A	11,110,209
18,537		Marketaxess Holdings, Inc.	9,578,068
13,848		Tradeweb Markets, Inc.	748,761
		TOTAL	24,586,766

Shares			Value
		COMMON STOCKS—continued
		Health Care—21.8%
12,057	[1]	Acceleron Pharma, Inc.	$1,195,693
3,671		Agilent Technologies, Inc.	353,627
11,711	[1]	Alexion Pharmaceuticals, Inc.	1,200,260
10,095	[1]	Align Technology, Inc.	2,966,113
6,997	[1]	Alnylam Pharmaceuticals, Inc.	1,019,883
27,121	[1]	Avantor, Inc.	598,832
20,524	[1]	BioMarin Pharmaceutical, Inc.	2,458,980
3,171	[1]	Bluebird Bio, Inc.	192,480
9,391		Bruker Corp.	419,026
20,955		Cardinal Health, Inc.	1,144,562
57,605		Cerner Corp.	4,000,667
13,384	[1]	Charles River Laboratories International, Inc.	2,663,282
2,681		Cooper Cos., Inc.	758,535
24,940	[1]	Davita, Inc.	2,179,507
4,060	[1]	Dexcom, Inc.	1,768,292
8,772	[1]	Exelixis, Inc.	202,545
42,650	[1]	Haemonetics Corp.	3,738,699
11,849	[1]	Henry Schein, Inc.	814,382
4,066		Hill-Rom Holdings, Inc.	395,297
100,858	[1]	Hologic, Inc.	7,037,871
74,299	[1]	Horizon Therapeutics PLC	4,546,356
14,894	[1]	IDEXX Laboratories, Inc.	5,924,089
4,207	[1]	IQVIA Holdings, Inc.	666,347
60,049	[1]	Immunomedics, Inc.	2,535,869
8,697	[1]	Iovance Biotherapeutics, Inc.	252,822
41,324	[1]	Jazz Pharmaceuticals PLC	4,473,323
31,182	[1,2]	Livongo Health, Inc.	3,967,910
1,842	[1]	Masimo Corp.	405,461
21,251		McKesson Corp.	3,191,050
3,883	[1]	Mettler-Toledo International, Inc.	3,630,605
42,487	[1]	Moderna, Inc.	3,148,287
8,777	[1]	Molina Healthcare, Inc.	1,621,112
18,345	[1]	Neurocrine Biosciences, Inc.	2,208,004
3,758	[1]	Quidel Corp.	1,061,522
1,880	[1]	Repligen Corp.	283,711
12,446		ResMed, Inc.	2,520,439
79,258	[1]	SAGE Therapeutics, Inc.	3,611,787
14,414	[1]	Sarepta Therapeutics, Inc.	2,212,837
36,252	[1]	Seattle Genetics, Inc.	6,027,620
23,514	[1]	Teladoc, Inc.	5,587,632
48,385	[1]	Veeva Systems, Inc.	12,801,219
22,419	[1]	Waters Corp.	4,778,610
4,049		West Pharmaceutical Services, Inc.	1,088,655
		TOTAL	111,653,800
		Industrials—10.9%
41,623		Acuity Brands, Inc.	4,124,839
6,127		Allegion PLC	609,391
62,627		Armstrong World Industries, Inc.	4,461,548
497		Cintas Corp.	150,029
100,582		Flowserve Corp.	2,803,220
8,037		Graco, Inc.	427,890

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
8,390		Hubbell, Inc.	$1,132,398
31,330		Huntington Ingalls Industries, Inc.	5,442,334
21,400		IDEX Corp.	3,527,148
7,494		IHS Markit Ltd.	604,991
676,734		KAR Auction Services, Inc.	10,238,986
124,511		Nielsen Holdings PLC	1,796,694
35,233	[2]	Pitney Bowes, Inc.	117,678
107,189		R.R. Donnelley & Sons Co.	121,124
198,167		Spirit AeroSystems Holdings, Inc., Class A	3,878,128
24,193		TransUnion	2,166,967
9,476	[1]	Trex Co., Inc.	1,320,291
48,973		Verisk Analytics, Inc.	9,241,695
663		W.W. Grainger, Inc.	226,434
45,517		Xylem, Inc.	3,321,831
		TOTAL	55,713,616
		Information Technology—37.7%
32,938	[1]	2U, Inc.	1,551,215
8,280	[1]	Advanced Micro Devices, Inc.	641,120
39,191		Alliance Data Systems Corp.	1,738,513
11,331	[1]	Arista Networks, Inc.	2,943,454
2,590	[1]	Avalara, Inc.	348,225
15,170	[1]	Bill.Com Holdings, Inc.	1,412,479
154,389		Booz Allen Hamilton Holding Corp.	12,622,845
11,189	[1]	CACI International, Inc., Class A	2,325,298
151,609	[1]	Cadence Design Systems, Inc.	16,563,283
12,945		Citrix Systems, Inc.	1,848,028
5,840	[1]	CloudFlare, Inc.	243,061
44,360		Cognex Corp.	2,966,353
32,472	[1]	Coupa Software, Inc.	9,951,044
63,083	[1]	Crowdstrike Holdings, Inc.	7,140,996
34,163	[1]	Datadog, Inc.	3,206,539
76,818	[1]	DocuSign, Inc.	16,656,447
90,687	[1]	Dynatrace Holdings LLC	3,793,437
4,128	[1]	Fair Isaac & Co., Inc.	1,812,976
8,459	[1]	Fastly, Inc.	816,209
7,534	[1]	Five9, Inc.	910,258
18,765	[1]	FleetCor Technologies, Inc.	4,852,066
19,425	[1]	Fortinet, Inc.	2,686,477
1,265	[1]	Gartner, Inc., Class A	157,670
2,159	[1]	Globant SA	373,377
60,641	[1]	GoDaddy, Inc.	4,261,849
7,073	[1]	HubSpot, Inc.	1,659,396
57,560	[1]	Inphi Corp.	7,520,790
26,025	[1]	Keysight Technologies, Inc.	2,599,637
33,598		Microchip Technology, Inc.	3,417,925
11,368		Monolithic Power Systems	3,012,634
67,711	[1]	Okta, Inc.	14,962,777
20,292	[1]	Palo Alto Networks, Inc.	5,193,129
13,078		Paychex, Inc.	940,570
4,251	[1]	Paycom Software, Inc.	1,208,857
58,680	[1]	RealPage, Inc.	3,697,427

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
20,657		SS&C Technologies Holdings, Inc.	$1,187,778
304,011		Sabre Corp.	2,298,323
28,168		Science Applications International Corp.	2,252,877
4,397	[1]	Splunk, Inc.	922,579
42,267	[1]	Square, Inc.	5,488,370
48,179	[1]	Synopsys, Inc.	9,598,220
77,484	[1]	Teradata Corp.	1,627,164
28,056		Teradyne, Inc.	2,495,862
3,931	[1]	Trade Desk, Inc./The	1,774,139
19,898	[1]	Twilio, Inc.	5,520,103
29,161		Universal Display Corp.	5,087,136
8,763	[1]	Verisign, Inc.	1,854,952
28,957		Xilinx, Inc.	3,108,534
27,283	[1]	Zscaler, Inc.	3,542,698
		TOTAL	192,795,096
		Materials—1.9%
147,378	[1]	Axalta Coating Systems Ltd.	3,271,792
29,974		CF Industries Holdings, Inc.	939,085
2,190	[1]	Crown Holdings, Inc.	156,760
13,882	[1]	Eagle Materials, Inc.	1,113,753
45,139		Grace (W.R.) & Co.	2,082,262
4,009		RPM International, Inc.	327,094
3,717		Royal Gold, Inc.	520,120
7,928		Scotts Miracle-Gro Co.	1,257,143
		TOTAL	9,668,009
		Real Estate—1.5%
29,484		Coresite Realty Corp.	3,804,910
5,507	[2]	Iron Mountain, Inc.	155,242
12,510		SBA Communications, Corp.	3,897,366
		TOTAL	7,857,518
		TOTAL COMMON STOCKS (IDENTIFIED COST $401,685,988)	502,892,135
		INVESTMENT COMPANIES—2.6%
4,416,967		Federated Hermes Government Obligations Fund, Premier Shares, 0.10%[3]	4,416,967
8,949,261		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[3]	8,954,630
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $13,371,597)	13,371,597
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $415,057,585)	516,263,732
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(4,651,252)
		TOTAL NET ASSETS—100%	$511,612,480

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	820,447	10,531,576	11,352,023
Purchases/Additions	70,448,311	114,098,675	xxx
Sales/Reductions	(66,851,791)	(115,680,990)	xxx
Balance of Shares Held 7/31/2020	4,416,967	8,949,261	13,366,228
Value	$4,416,967	$8,954,630	$13,371,597
Change in Unrealized Appreciation/Depreciation	N/A	$(1,210)	$(1,210)
Net Realized Gain/(Loss)	N/A	$4,523	$4,523
Dividend Income	$15,646	$66,074	$81,720
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$4,433,392	$4,416,967
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.